Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Debt

NOTE 7.     Debt

Credit Facilities

Concurrent with the completion of the IPO, the Company entered into a credit agreement that provides for a $500 million revolving credit facility (the “Revolving Credit Facility”) and $100 million delayed-draw term loan facility (the “Term Loan” and, together with the Revolving Credit Facility, the “Credit Facilities”). The Company has the option to increase commitments under the Credit Facilities and/or obtain incremental term loans so long as the aggregate principal amount does not exceed $1.5 billion, subject to customary requirements. The Revolving Credit Facility matures in March 2030 with two six-month extension periods available, subject to certain conditions. The Term Loan is available to be drawn until December 2026 and matures in March 2031. Borrowings under the Revolving Credit Facility and Term Loan bear interest at SOFR plus 105 and 110 basis points, respectively, based on the Company’s current leverage-based pricing grid. The Company also pays a facility fee on the entire revolving commitment that depends on its current leverage-based pricing grid, which was 0.15% as of June 30, 2026. During the three and six months ended June 30, 2026, the Company recognized $332 thousand and $345 thousand, respectively, of interest expense related to fees and amortization of debt issuance costs in connection with its Credit Facilities. As of June 30, 2026, total unamortized debt issuance costs for the Credit Facilities were $2 million, which are recognized in other assets on the Combined and Consolidated Balance Sheets. As of June 30, 2026, no principal had been drawn on either the Revolving Credit Facility or the Term Loan.

The Credit Facilities are subject to certain financial restrictions and other customary requirements, including financial covenants and cross-default provisions to other indebtedness. Among other things, these covenants, using terms defined in the applicable agreement: (i) limit the ratio of Enterprise Total Indebtedness to Enterprise Gross Asset Value to 60%; (ii) limit the ratio of Enterprise Secured Debt to Enterprise Gross Asset Value to 40%; (iii) limit the ratio of Enterprise Unsecured Debt to Enterprise Unencumbered Asset Value to 60%; (iv) require a minimum Fixed Charge Coverage Ratio of 1.5 times; (v) require a minimum Consolidated Tangible Net Worth of at least the sum of (x) $2.04 billion as of the end of any fiscal quarter plus (y) an amount equal to 75% of the net proceeds received from any equity offerings after the closing date; and (vi) require a minimum Unsecured Interest Coverage Ratio of 1.75 times. The Company believes it was in compliance with each of these covenants at June 30, 2026.

Mortgage Debt

At December 31, 2025, the Company had $102 million in aggregate principal of fixed rate mortgage debt outstanding and $0.7 million of unamortized premiums. The mortgage debt was secured by two senior housing communities with an aggregate carrying value of $242 million. The Company was in compliance with the requirements of its mortgage debt as of December 31, 2025.

In January 2026, the Company made a $102 million early full principal repayment of its mortgage debt with original maturities in December 2026 and paid $1 million of accrued interest and prepayment penalties. During the six months ended June 30, 2026, the Company recognized a $0.4 million loss on debt extinguishment related to this early repayment. As of June 30, 2026, the Company had ten outstanding letters of credit obligations totaling $1 million.

NOTE 7.    Debt

Mortgage Debt

At December 31, 2025 and 2024, the Company had $102 million and $105 million, respectively, in aggregate principal of fixed rate mortgage debt outstanding. At December 31, 2025 and 2024, this mortgage debt was secured by two properties with an aggregate carrying value of $242 million and $236 million, respectively.

Mortgage debt requires monthly principal and interest payments, is collateralized by real estate assets, and is non-recourse. Mortgage debt requires (i) maintenance of the assets in good condition, (ii) operation and licensure of the assets as senior housing facilities, (iii) insurance on the assets, (iv) payment of real estate taxes, (v) restricts transfer of the encumbered assets and repayment of the loan, and (vi) prohibits additional liens. The Company was in compliance with these requirements as of December 31, 2025 and 2024. Additionally, there are no financial covenants for the Company’s mortgage debt.

During each of the years ended December 31, 2025 and 2024, the Company made aggregate principal repayments of mortgage debt of $3 million.

Debt Maturities

The following table summarizes the Company’s stated debt maturities and scheduled principal repayments at December 31, 2025 (dollars in thousands):

Mortgage Debt
Interest
Year	Amount	Rate(1)
2026	$102,011	3.5%
2027	—	—%
2028	—	—%
2029	—	—%
2030	—	—%
Thereafter	—	—%
102,011
Premiums, (discounts), and debt issuance costs, net	677
$102,688
(1)

Represents the weighted-average effective interest rate as of the end of the applicable period, including amortization of debt premiums (discounts) and debt issuance costs. These effective interest rates range from 3.4% to 3.6%, with a weighted average effective interest rate of 3.5%, and a weighted average maturity of approximately one year.

In January 2026, the Company made a $103 million early full repayment of its mortgage debt with original maturities in December 2026, inclusive of prepayment penalties of $1 million.

Additionally, as of December 31, 2025, the Company had ten outstanding letters of credit obligations totaling $1 million.